5. Segment Reporting - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	€ 21,391	€ 23,735	€ 2,010
Non-current assets	6,445	5,295	1,178
Germany
Disclosure of operating segments [line items]
Revenues	0	31	80
Non-current assets	2,017	1,224	957
Europe
Disclosure of operating segments [line items]
Revenues	1,646	1,175	1,236
USA
Disclosure of operating segments [line items]
Revenues	19,745	22,529	694
Non-current assets	3,558	3,825	0
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	€ 870	€ 246	€ 221